SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENTS
NOTE 37: SHARE-BASED PAYMENTS
During the year ended 31 December 2022 Lloyds Banking Group plc operated a number of share-based payment schemes for which employees of the Lloyds Bank Group were eligible and all of which are equity settled. Details of all schemes operated by Lloyds Banking Group are set out below; these are managed and operated on a Lloyds Banking Group-wide basis. The amount charged to the Group’s income statement in respect of Lloyds Banking Group share-based payment schemes, and which is included within staff costs (note 9), was £351 million (2021: £229 million; 2020: £181 million).
During the year ended 31 December 2022 the Lloyds Banking Group operated the following share-based payment schemes, all of which are mainly equity settled.
Group Performance Share plan
The Group operates a Group Performance Share plan that is part equity settled. Bonuses in respect of employee service in 2022 have been recognised in the charge in line with the proportion of the deferral period completed.
Save-As-You-Earn schemes
Eligible employees may enter into contracts through the Save-As-You-Earn (SAYE) schemes to save up to £500 per month and, at the expiry of a fixed term of three years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the Group at a discounted price of no less than 90 per cent of the market price at the start of the invitation period.
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2022		2021
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,180,563,291	30.63	1,120,138,915	30.39
Granted	217,611,519	39.38	236,923,744	39.40
Exercised	(23,359,526)	37.75	(6,924,434)	30.57
Forfeited	(20,961,259)	29.20	(22,815,078)	28.78
Cancelled	(47,687,607)	33.88	(51,479,310)	32.57
Expired	(49,248,343)	46.29	(95,280,546)	49.03
Outstanding at 31 December	1,256,918,075	31.30	1,180,563,291	30.63
Exercisable at 31 December	263,302	47.92	336,561	51.03
The weighted average share price at the time that the options were exercised during 2022 was £0.49 (2021: £0.47). The weighted average remaining contractual life of options outstanding at the end of the year was 1.88 years (2021: 2.46 years).
The weighted average fair value of SAYE options granted during 2022 was £0.07 (2021: £0.09). The fair values of the SAYE options have been determined using a standard Black-Scholes model.
Other share option plans
Executive Share Plans - buyout and retention awards
Share options may be granted to senior employees under the Lloyds Banking Group Executive Share Plan 2003, Lloyds Banking Group Executive Group Ownership Share Plan and the Deferred Bonus Scheme 2021 specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.
Participants are not entitled to any dividends paid during the vesting period.

	2022		2021
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	14,032,762	Nil	8,477,084	Nil
Granted	10,278,224	Nil	13,610,204	Nil
Exercised	(3,333,322)	Nil	(7,110,663)	Nil
Vested	–	Nil	–	Nil
Forfeited	(33,409)	Nil	(385,184)	Nil
Lapsed	(477,784)	Nil	(558,679)	Nil
Outstanding at 31 December	20,466,471	Nil	14,032,762	Nil
Exercisable at 31 December	1,638,202	Nil	708,939	Nil
The weighted average fair value of options granted in the year was £0.44 (2021: £0.42). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2022 was £0.46 (2021: £0.43). The weighted average remaining contractual life of options outstanding at the end of the year was 6.0 years (2021: 6.3 years).
Included in the above are awards to the Chief Financial Officer and the Group Chief Executive.
William Chalmers joined the Group on 3 June 2019 and was appointed as Chief Financial Officer on 1 August 2019. He was granted deferred share awards over 4,086,632 shares, to replace unvested awards from his former employer, Morgan Stanley, that were forfeited as a result of him joining the Group.

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	686,085	1,810,712
Exercised	(686,085)	(1,124,627)
Outstanding at 31 December	–	686,085
Charlie Nunn joined the Group on 16 August 2021 as Group Chief Executive. He was granted deferred share awards over 8,301,708 shares to replace unvested awards from his former employer, HSBC, that were forfeited as a result of him joining the Group.

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	7,444,787	–
Granted	–	8,301,708
Exercised	(859,340)	(856,921)
Outstanding at 31 December	6,585,447	7,444,787
The weighted average fair value of awards granted in 2021 was £0.40.
Other share plans
Lloyds Banking Group Executive Group Ownership Share Plan
The plan, introduced in 2006, is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Group over a three-year period. Awards are made within limits set by the rules of the plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.
At the end of the performance period for the 2019 grant, the targets had not been fully met and therefore these awards vested in 2022 at a rate of 41.80 per cent.

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	350,873,627	533,987,527
Granted	–	–
Vested	(50,703,778)	(39,621,415)
Forfeited	(98,741,356)	(144,437,243)
Dividend award	966,016	944,758
Outstanding at 31 December	202,394,509	350,873,627
Awards in respect of the 2020 grant are due to vest in 2023 at a rate of 43.70% per cent. In previous years participants were entitled to any dividends paid in the vesting period. However, following a regulatory change prohibiting the payment of dividends on such awards, the number of shares awarded has been determined by applying a discount factor to the share price on award to exclude the value of estimated future dividends.
Lloyds Banking Group Long Term Share Plan
The plan, introduced in 2021, replaced the Executive Group Ownership Share Plan and is intended to provide alignment to the Group’s aim of delivering sustainable returns to shareholders, supported by its values and behaviours.

	2022 Number of shares	2021 Number of shares
Outstanding at 1 January	77,883,068	–
Granted	108,513,202	83,456,304
Vested	–	–
Forfeited	(14,448,527)	(5,573,236)
Dividend award	–	–
Outstanding at 31 December	171,947,743	77,883,068
The weighted average fair value of awards granted in the year was £0.36 (2021: £0.36).
Assumptions at 31 December 2022
The fair value calculations at 31 December 2022 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	4.33%	3.20%	1.01%
Weighted average expected life	3.3 years	1.2 years	3.6 years
Weighted average expected volatility	28%	27%	33%
Weighted average expected dividend yield	5.3%	5.3%	5.3%
Weighted average share price	£0.42	£0.47	£0.43
Weighted average exercise price	£0.39	Nil	Nil
Expected volatility is a measure of the amount by which the Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.
Share Incentive Plans
Free shares
An award of shares may be made annually to employees up to a maximum of £3,600. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three-year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.
No award was made in 2022.
On 25 March 2021, the Group made an award of 1,017 shares to all eligible employees. The number of shares awarded was 67,658,976, with an average fair value of £0.42 based on the market price at the date of award.
Matching shares
The Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three-year period for other than a ‘good’ reason, all of the matching shares are forfeited. Similarly, if the employees sell their purchased shares within three years, their matching shares are forfeited.
The number of shares awarded relating to matching shares in 2022 was 43,378,504 (2021: 46,621,026), with an average fair value of £0.45 (2021: £0.44), based on market prices at the date of award.
Fixed share awards
Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group plc shares, and were initially released over five years with 20 per cent being released each year following the year of award. From June 2020, the fixed share awards are released over three years with one third being released each year following the year of award. The number of shares purchased in relation to fixed share awards in 2022 was 7,261,080 (2021: 8,320,948) with an average fair value of £0.47 (2021: £0.45) based on market prices at the date of the award.
The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Group, there is no change to the timeline for which shares will become unrestricted.